CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Bandwidth Inc., Class A Shares	60,080	$4,042,783	*
Iridium Communications Inc.	119,770	2,674,464	*

TOTAL COMMUNICATION SERVICES		6,717,247

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.8%
Fox Factory Holding Corp.	114,039	4,789,638	*

Distributors - 1.5%
Core-Mark Holding Co. Inc.	143,534	4,100,766

Diversified Consumer Services - 2.6%
Chegg Inc.	195,763	7,004,400	*

Internet & Direct Marketing Retail - 0.9%
Revolve Group Inc.	119,022	1,028,350	*
Shutterstock Inc.	42,706	1,373,425

Total Internet & Direct Marketing Retail		2,401,775

Specialty Retail - 3.7%
Hudson Ltd., Class A Shares	196,920	988,538	*
Monro Inc.	89,549	3,923,142
National Vision Holdings Inc.	254,132	4,935,244	*

Total Specialty Retail		9,846,924

TOTAL CONSUMER DISCRETIONARY		28,143,503

CONSUMER STAPLES - 7.1%
Food & Staples Retailing - 5.4%
BJ’s Wholesale Club Holdings Inc.	297,363	7,573,836	*
Casey’s General Stores Inc.	44,473	5,892,228
Grocery Outlet Holding Corp.	24,530	842,360	*

Total Food & Staples Retailing		14,308,424

Food Products - 1.7%
Calavo Growers Inc.	49,820	2,874,116
Hain Celestial Group Inc.	64,890	1,685,193	*

Total Food Products		4,559,309

TOTAL CONSUMER STAPLES		18,867,733

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Cactus Inc., Class A Shares	94,626	1,097,662
Newpark Resources Inc.	326,140	292,547	*

TOTAL ENERGY		1,390,209

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report	1

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
FINANCIALS - 4.9%
Banks - 1.3%
Western Alliance Bancorp	118,514	$3,627,714

Capital Markets - 1.6%
Assetmark Financial Holdings Inc.	59,440	1,211,982	*
PJT Partners Inc., Class A Shares	63,470	2,753,963
WisdomTree Investments Inc.	102,123	237,946

Total Capital Markets		4,203,891

Insurance - 2.0%
American Equity Investment Life Holding Co.	145,182	2,729,421
Trupanion Inc.	96,424	2,509,917	*

Total Insurance		5,239,338

TOTAL FINANCIALS		13,070,943

HEALTH CARE - 23.3%
Biotechnology - 2.9%
Amicus Therapeutics Inc.	220,880	2,040,931	*
Heron Therapeutics Inc.	275,098	3,229,651	*
Invitae Corp.	171,920	2,350,146	*

Total Biotechnology		7,620,728

Health Care Equipment & Supplies - 10.7%
Insulet Corp.	71,485	11,843,635	*
Integra LifeSciences Holdings Corp.	146,207	6,531,067	*
Penumbra Inc.	53,838	8,685,685	*
Silk Road Medical Inc.	53,530	1,685,124	*

Total Health Care Equipment & Supplies		28,745,511

Health Care Providers & Services - 1.5%
Progyny Inc.	127,650	2,704,903	*
Surgery Partners Inc.	205,826	1,344,044	*

Total Health Care Providers & Services		4,048,947

Health Care Technology - 1.7%
Health Catalyst Inc.	44,670	1,168,121	*
Livongo Health Inc.	20,970	598,274	*
Vocera Communications Inc.	128,960	2,739,110	*

Total Health Care Technology		4,505,505

Life Sciences Tools & Services - 5.4%
ICON PLC	65,932	8,966,752	*
Syneos Health Inc.	142,069	5,600,360	*

Total Life Sciences Tools & Services		14,567,112

Pharmaceuticals - 1.1%
Pacira BioSciences Inc.	89,432	2,998,655	*

TOTAL HEALTH CARE		62,486,458

See Notes to Schedule of Investments.

2	ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
INDUSTRIALS - 18.2%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings Inc.	112,379	$4,700,814	*

Air Freight & Logistics - 2.9%
Forward Air Corp.	80,170	4,060,610
XPO Logistics Inc.	77,640	3,784,950	*

Total Air Freight & Logistics		7,845,560

Building Products - 5.5%
Masonite International Corp.	65,830	3,123,633	*
Trex Co. Inc.	146,112	11,709,416	*

Total Building Products		14,833,049

Commercial Services & Supplies - 2.3%
Copart Inc.	54,519	3,735,642	*
US Ecology Inc.	78,919	2,399,137

Total Commercial Services & Supplies		6,134,779

Electrical Equipment - 0.2%
Bloom Energy Corp., Class A Shares	124,590	651,606	*

Machinery - 4.4%
Albany International Corp., Class A Shares	40,450	1,914,499
IDEX Corp.	44,430	6,136,227
Tennant Co.	64,037	3,710,944

Total Machinery		11,761,670

Trading Companies & Distributors - 1.1%
H&E Equipment Services Inc.	156,382	2,295,688
MRC Global Inc.	121,581	517,935	*

Total Trading Companies & Distributors		2,813,623

TOTAL INDUSTRIALS		48,741,101

INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 1.1%
Viavi Solutions Inc.	271,048	3,038,448	*

Electronic Equipment, Instruments & Components - 1.1%
nLight Inc.	84,080	881,999	*
OSI Systems Inc.	30,253	2,085,037	*

Total Electronic Equipment, Instruments & Components		2,967,036

IT Services - 3.0%
Cardtronics PLC, Class A Shares	75,455	1,578,519	*
Wix.com Ltd.	63,366	6,388,560	*

Total IT Services		7,967,079

Semiconductors & Semiconductor Equipment - 6.5%
Inphi Corp.	92,037	7,286,569	*

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report	3

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Lattice Semiconductor Corp.		139,140	$2,479,475	*
Monolithic Power Systems Inc.		45,254	7,578,235

Total Semiconductors & Semiconductor Equipment			17,344,279

Software - 17.6%
Aspen Technology Inc.		62,313	5,924,097	*
Cornerstone OnDemand Inc.		157,326	4,995,100	*
DocuSign Inc.		53,097	4,906,163	*
Envestnet Inc.		77,292	4,156,764	*
HubSpot Inc.		39,690	5,286,311	*
New Relic Inc.		75,448	3,488,715	*
PagerDuty Inc.		119,930	2,072,390	*
Pluralsight Inc., Class A Shares		60,280	661,874	*
Qualys Inc.		82,616	7,186,766	*
Smartsheet Inc., Class A Shares		32,990	1,369,415	*
Varonis Systems Inc.		68,619	4,368,972	*
Yext Inc.		261,714	2,666,866	*

Total Software			47,083,433

TOTAL INFORMATION TECHNOLOGY			78,400,275

MATERIALS - 1.6%
Chemicals - 1.6%
Balchem Corp.		43,776	4,321,567

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.		57,454	885,941	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $198,431,046)			263,024,977

	RATE
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.266%	3,109,655	3,109,655
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.335%	777,414	777,414	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,887,069)			3,887,069

TOTAL INVESTMENTS - 99.6% (Cost - $202,318,115)			266,912,046
Other Assets in Excess of Liabilities - 0.4%			974,238

TOTAL NET ASSETS - 100.0%			$267,886,284

See Notes to Schedule of Investments.

4	ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $777,414 and the cost was $777,414 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$263,024,977	—	—	$263,024,977
Short-Term Investments†	3,887,069	—	—	3,887,069

Total Investments	$266,912,046	—	—	$266,912,046

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$547,442	$2,273,564	2,273,564	$2,043,592	2,043,592

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$807	—	$777,414

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